Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	6,159,511	4,491,012	4,372,269
2015 Stock Incentive Compensation Plan | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,152,454	1,590,423	2,660,611
2015 Stock Incentive Compensation Plan | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	92,400	49,960	115,250
2015 Stock Incentive Compensation Plan | KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	367,479	284,543	457,151
2015 Stock Incentive Compensation Plan | Employees Other Than KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	1,784,975	1,305,880	2,203,460
2015 Stock Incentive Compensation Plan | Other Employees | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	92,400	49,960	115,250
2019 Stock Ownership Program | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	3,914,657	2,850,629	1,596,408
2019 Stock Ownership Program | KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	207,893	146,962	311,808
2019 Stock Ownership Program | Employees Other Than KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	3,706,764	2,703,667	1,284,600